Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [Abstract]
Schedule of basic and diluted EPS
	2020	2019	2018

Profit for the year (USD ‘000)	31,669	23,565	25,542
Less: profit attributable to the Earnout Shares (note 18) (USD ‘000)	1,964	-	-
Less: profit attributable to the Restricted Shares Awards (note 18 and 31) (USD ‘000)	88	-	-
Net profit available to common shareholders (USD ‘000)	29,617	23,565	25,542
Weighted average number of shares – basic and diluted	43,047,915	34,292,263	35,093,688
Basic and diluted earnings per share (USD)	0.69	0.69	0.73